NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET LOSS PER SHARE
Schedule of calculation of basic and diluted net loss per share

	Years ended December 31,
	2023	2024	2025
Numerator:
Net loss attributable to ordinary shareholders	$(31,632)	$(36,144)	$(77,611)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	26,593,673	30,538,378	33,538,160
Net loss per share – basic and diluted	$(1.19)	$(1.18)	$(2.31)

Schedule of potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive

	Years ended December 31,
	2023	2024	2025
Outstanding share options	4,202,087	5,130,218	5,459,876
Outstanding warrants	978,673	876,445	1,855,157
Outstanding RSUs	—	—	155,751
Total	5,180,760	6,006,663	7,470,784